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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07733


                      Pioneer International Equity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31

Date of reporting period:  June 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


          Pioneer International Equity Fund
          Schedule of Investments  6/30/05 (unaudited)

Shares                                                           Value
          PREFERRED STOCKS - 2.0 %
          Automobiles & Components - 2.0 %
          Automobile Manufacturers - 2.0 %
1,883     Porsche AG                                          $ 1,411,426
          Total Automobiles & Components                      $ 1,411,426
          TOTAL PREFERRED STOCKS
          (Cost $1,045,180)                                   $ 1,411,426
          COMMON STOCKS - 96.6 %
          Energy - 9.4 %
          Integrated Oil & Gas - 9.1 %
237,700   BP Amoco Plc                                        $ 2,474,441
79,796    Eni S.p.A.                                            2,044,560
9,400     Petrobras Brasileiro (A.D.R.)                           432,776
54,400    Repsol SA (b)                                         1,379,956
                                                              $ 6,331,733
          Oil & Gas Refining & Marketing - 0.3 %
33,000    Nippon Mitsubishi *                                 $   223,860
          Total Energy                                        $ 6,555,593
          Materials - 10.4 %
          Construction Materials - 5.7 %
12,761    CRH Plc                                             $   336,926
39,730    CRH Plc                                               1,048,372
17,413    Lafarge Br                                            1,579,965
130,100   Shimizu Corp. *                                         603,252
49,200    Ultra Tech Cement, Ltd.                                 399,010
                                                              $ 3,967,525
          Diversified Chemical - 1.9 %
20,400    BASF India, Ltd.                                    $ 1,351,944
          Diversified Metals & Mining - 1.9 %
90,700    Dowa Mining Co., Ltd. *                             $   600,302
18,600    Freeport-McMoRan Copper & Gold, Inc. (Class B)          696,384
                                                              $ 1,296,686
          Industrial Gases - 0.9 %
125,300   Taiyo Nippon Sanso Corp.                            $   636,404
          Total Materials                                     $ 7,252,559
          Capital Goods - 13.3 %
          Building Products - 2.1 %
25,908    Compagnie de Saint Gobain                           $ 1,431,557
          Construction & Farm Machinery & Heavy Trucks - 1.0 %
37,000    Daewoo Heavy Industries & Machinery, Ltd.           $   705,815
          Construction & Engineering - 5.2 %
61,861    ACS, Actividades de Construccion y Servicios, SA (b)$ 1,724,354
22,500    VINCI SA                                              1,871,466
                                                              $ 3,595,820
          Electrical Component & Equipment - 1.3 %
11,700    Schneider Electric SA                               $   879,291
          Industrial Conglomerates - 2.3 %
0         KOC Holding AS                                      $         0
22,300    Siemens                                               1,620,957
                                                              $ 1,620,957
          Industrial Machinery - 0.6 %
33,500    Koyo Seiko Co., Ltd. *                              $   447,440
          Trading Companies & Distributors - 0.8 %
56,000    Mitsui & Co., Ltd. *                                $   535,220
          Total Capital Goods                                 $ 9,216,100
          Commercial Services & Supplies - 0.4  %
          Data Processing Services - 0.4 %
7,700     Trans Cosmos, Inc. *                                $   310,960
          Total Commercial Services & Supplies                $   310,960
          Transportation - 3.1 %
          Air Freight & Couriers - 2.2 %
59,968    TNT Post Group N.V.                                 $ 1,518,256
          Railroads - 0.9 %
77        Central Japan Railway Co.                           $   594,087
          Total Transportation                                $ 2,112,343
          Automobiles & Components - 8.1 %
          Automobile Manufacturers - 4.8 %
16,375    Bayerische Motoren Werke AG                         $   744,949
20,800    PSA Peugeot Citroen (b)                               1,227,993
38,300    Toyota Motor Co.                                      1,370,677
                                                              $ 3,343,619
          Tires & Rubber - 3.3 %
22,300    Compagnie Generale des Etablissements Michelin      $ 1,353,456
13,500    Continental AG                                          970,379
                                                              $ 2,323,835
          Total Automobiles & Components                      $ 5,667,454
          Consumer Durables & Apparel - 3.6 %
          Apparel, Accessories & Luxury Goods - 2.3 %
9,700     Adidas-Salomon AG                                   $ 1,617,956
          Consumer Electronics - 1.3 %
57,000    Sharp Corp. *                                       $   900,490
          Total Consumer Durables & Apparel                   $ 2,518,446
          Consumer Services - 0.9 %
          Casinos & Gaming - 0.9 %
9,800     Sega Sammy Holdings, Inc.                           $   616,420
          Total Consumer Services                             $   616,420
          Media - 1.1 %
          Broadcasting & Cable Television - 1.1 %
12,500    Grupo Televisa SA (A.D.R.)                          $   776,125
          Total Media                                         $   776,125
          Retailing - 1.1 %
          Computer & Electronics Retail - 1.1 %
275,800   Dixons Group Plc                                    $   771,889
          Total Retailing                                     $   771,889
          Food & Drug Retailing - 2.1 %
          Drug Retail - 1.3 %
86,100    Boots Co., Plc                                      $   936,471
          Food Retail - 0.8 %
15,100    Lawson, Inc.                                        $   526,713
          Total Food & Drug Retailing                         $ 1,463,184
          Pharmaceuticals & Biotechnology - 6.7 %
          Pharmaceuticals - 6.7 %
15,600    Astellas Pharma, Inc.                               $   532,899
45,700    Astrazeneca Plc                                       1,887,261
29,800    Chugai Pharmaceutical Co. *                             460,217
74,659    GlaxoSmithKline Plc                                   1,798,858
                                                              $ 4,679,235
          Total Pharmaceuticals & Biotechnology               $ 4,679,235
          Banks - 16.2 %
          Diversified Banks - 16.2 %
59,100    Allied Irish Banks Plc                              $ 1,263,593
168,345   Barclays Plc                                          1,672,316
32,400    BNP Paribas SA                                        2,214,883
7,500     Kookmin Bank (A.D.R.)                                   341,850
68,100    Royal Bank of Scotland Group Plc                      2,056,738
16,638    Societe Generale                                      1,685,109
111,600   Sumitomo Trust Bank *                                   676,973
62,400    Turkiye Is Bankasi (Isbank)                             362,939
190       UFJ Holdings, Inc. *                                    986,058
                                                              $11,260,459
          Total Banks                                         $11,260,459
          Diversified Financials - 5.2 %
          Diversified Capital Markets - 5.2 %
43,000    CS Group *                                          $ 1,687,150
24,976    UBS AG                                                1,943,869
                                                              $ 3,631,019
          Total Diversified Financials                        $ 3,631,019
          Insurance - 1.7 %
          Life & Health Insurance - 1.1 %
27,900    China Life Insurance Co. (A.D.R.) * (b)             $   761,670
          Property & Casualty Insurance - 0.6 %
50,000    Mitsui Sumitomo Insurance Co. *                     $   448,647
          Total Insurance                                     $ 1,210,317
          Real Estate - 1.0 %
          Real Estate Management & Development - 1.0 %
61,400    Mitsui Fudosan Co.                                  $   688,117
          Total Real Estate                                   $   688,117
          Software & Services - 0.2 %
          IT Consulting & Other Services - 0.2 %
800       OBIC Co., Ltd.                                      $   135,501
          Total Software & Services                           $   135,501
          Technology, Hardware & Equipment - 2.1 %
          Electronic Equipment & Instruments - 2.1 %
1,700     Keyence Corp.                                       $   378,829
8,100     Kyocera Corp. *                                         617,796
28,000    RICOH Co. *                                             444,270
                                                              $ 1,440,895
          Total Technology, Hardware & Equipment              $ 1,440,895
          Semiconductors - 0.7 %
          Semiconductor Equipment - 0.7 %
8,700     Tokyo Electron, Ltd.                                $   456,596
          Total Semiconductors                                $   456,596
          Telecommunication Services - 8.3 %
          Integrated Telecommunication Services - 3.6 %
9,900     Brasil Telecom Participacoes SA *                   $   357,390
62,434    France Telecom SA                                     1,813,598
80        Nippon Telegraph & Telephone Corp. *                    343,225
                                                              $ 2,514,213
          Wireless Telecommunication Services - 4.7 %
700       Jupiter Telecommunications Co., Ltd. *                  588,680
9,700     Mobile Telesystems (A.D.R.) *                       $   326,405
967,214   Vodafone Group Plc                                    2,361,682
                                                              $ 3,276,767
          Total Telecommunication Services                    $ 5,790,980
          Utilities - 1.0 %
          Electric Utilities - 1.0 %
28,800    Tokyo Electric Power Co. *                          $   688,132
          Total Utilities                                     $   688,132
          TOTAL COMMON STOCKS
          (Cost $60,709,705)                                  $67,242,324

          TOTAL INVESTMENTS IN SECURITIES - 98.6 %
          (Cost $61,754,885) (a)                              $68,653,750

          OTHER ASSETS AND LIABILITIES - 1.4 %                $   992,413

          TOTAL NET ASSETS - 100.0%                           $69,646,163

(A.D.R.)  American Depositary Receipt
*         Non-Income producing security

(a) At June 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $62,014,871 was as follows:

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost           $7,568,790

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value             (929,911)

          Net unrealized gain                                 $6,638,879

(b)       At June 30, 2005, the following securities were out on loan:

Shares                          Security                       Market Value
44,800    ACS, Actividades de Construccion y Servicios, SA    $ 1,249,920
25,625    China Life Insurance Co. (A.D.R.) *                     699,563
19,000    PSA Peugeot Citroen                                   1,121,000
39,400    Repsol SA                                             1,000,760
          Total                                               $ 4,071,243




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer International Equity Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 29, 2005

* Print the name and title of each signing officer under his or her signature.